RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Recent accounting pronouncements	RECENT ACCOUNTING PRONOUNCEMENTS
In March 2020, the FASB issued ASU 2020-04 (ASC 848 Reference Rate Reform), which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update are elective and apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. The Company has determined that reference rate reforms will primarily impact its floating rate debt facilities and the interest rate derivatives to which it is a party. As of December 31, 2022, the Company has not made any contract modifications to replace the reference rate in any of its agreements and concluded that there was no impact to its consolidated financial statements.
The Company has reviewed all other recent issued accounting pronouncements and has not identified other standards that would have a material impact on the Company's current accounting policies.